property, plant and equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
property, plant and equipment
Property, plant and equipment at beginning of period	$ 17,337
Depreciation	2,454	$ 2,513
Property, plant and equipment at end of period	17,503	17,337
Contractual commitments for the acquisition of property, plant and equipment	184	267
Additions in respect of asset retirement obligations	(80)	(2)
Impairment of real estate right-of-use lease assets	18	79
Owned assets
property, plant and equipment
Property, plant and equipment at beginning of period	14,562
Property, plant and equipment at end of period	14,414	14,562
Owned assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period	11,865
Property, plant and equipment at end of period	11,595	11,865
Owned assets | Buildings and leasehold improvements
property, plant and equipment
Property, plant and equipment at beginning of period	1,515
Property, plant and equipment at end of period	1,462	1,515
Owned assets | Computer hardware and other
property, plant and equipment
Property, plant and equipment at beginning of period	543
Property, plant and equipment at end of period	506	543
Owned assets | Land
property, plant and equipment
Property, plant and equipment at beginning of period	88
Property, plant and equipment at end of period	85	88
Owned assets | Investment property
property, plant and equipment
Property, plant and equipment at beginning of period	46
Property, plant and equipment at end of period	45	46
Owned assets | Assets under construction
property, plant and equipment
Property, plant and equipment at beginning of period	505
Property, plant and equipment at end of period	721	505
Right-of-use lease assets
property, plant and equipment
Property, plant and equipment at beginning of period	2,775
Property, plant and equipment at end of period	3,089	2,775
Right-of-use lease assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period	1,486
Property, plant and equipment at end of period	1,776	1,486
Right-of-use lease assets | Real estate
property, plant and equipment
Property, plant and equipment at beginning of period	1,220
Property, plant and equipment at end of period	1,253	1,220
Right-of-use lease assets | Other
property, plant and equipment
Property, plant and equipment at beginning of period	69
Property, plant and equipment at end of period	60	69
AT COST
property, plant and equipment
Property, plant and equipment at beginning of period	48,280	47,408
Additions	2,648	2,637
Additions arising from business acquisitions	53	24
Dispositions, retirements and other	(1,140)	(1,891)
Net foreign exchange differences	(20)	102
Property, plant and equipment at end of period	49,821	48,280
AT COST | Owned assets
property, plant and equipment
Property, plant and equipment at beginning of period	43,876	43,598
Additions	1,478	1,622
Additions arising from business acquisitions	20	15
Transfers	428	386
Dispositions, retirements and other	(1,012)	(1,803)
Net foreign exchange differences	(17)	58
Property, plant and equipment at end of period	44,773	43,876
AT COST | Owned assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period	37,384	37,154
Additions	668	881
Assets under construction put into service	295	493
Transfers	406	248
Dispositions, retirements and other	(745)	(1,395)
Net foreign exchange differences	(3)	3
Property, plant and equipment at end of period	38,005	37,384
AT COST | Owned assets | Buildings and leasehold improvements
property, plant and equipment
Property, plant and equipment at beginning of period	3,982	3,830
Additions	37	108
Additions arising from business acquisitions	5
Assets under construction put into service	87	120
Transfers		93
Dispositions, retirements and other	(89)	(189)
Net foreign exchange differences	(4)	20
Property, plant and equipment at end of period	4,018	3,982
AT COST | Owned assets | Computer hardware and other
property, plant and equipment
Property, plant and equipment at beginning of period	1,871	1,842
Additions	63	56
Additions arising from business acquisitions	15	15
Assets under construction put into service	113	93
Transfers	22	45
Dispositions, retirements and other	(175)	(215)
Net foreign exchange differences	(11)	35
Property, plant and equipment at end of period	1,898	1,871
AT COST | Owned assets | Land
property, plant and equipment
Property, plant and equipment at beginning of period	88	83
Additions		9
Dispositions, retirements and other	(3)	(4)
Property, plant and equipment at end of period	85	88
AT COST | Owned assets | Investment property
property, plant and equipment
Property, plant and equipment at beginning of period	46
Assets under construction put into service		46
Property, plant and equipment at end of period	46	46
AT COST | Owned assets | Assets under construction
property, plant and equipment
Property, plant and equipment at beginning of period	505	689
Additions	710	568
Assets under construction put into service	(495)	(752)
Net foreign exchange differences	1
Property, plant and equipment at end of period	721	505
AT COST | Right-of-use lease assets
property, plant and equipment
Property, plant and equipment at beginning of period	4,404	3,810
Additions	1,170	1,015
Additions arising from business acquisitions	33	9
Transfers	(428)	(386)
Dispositions, retirements and other	(128)	(88)
Net foreign exchange differences	(3)	44
Property, plant and equipment at end of period	5,048	4,404
AT COST | Right-of-use lease assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period	1,733	1,308
Additions	860	725
Transfers	(428)	(300)
Dispositions, retirements and other	(15)
Property, plant and equipment at end of period	2,150	1,733
AT COST | Right-of-use lease assets | Real estate
property, plant and equipment
Property, plant and equipment at beginning of period	2,549	2,386
Additions	301	258
Additions arising from business acquisitions	33	9
Transfers		(86)
Dispositions, retirements and other	(62)	(62)
Net foreign exchange differences	(3)	44
Property, plant and equipment at end of period	2,818	2,549
AT COST | Right-of-use lease assets | Other
property, plant and equipment
Property, plant and equipment at beginning of period	122	116
Additions	9	32
Dispositions, retirements and other	(51)	(26)
Property, plant and equipment at end of period	80	122
ACCUMULATED DEPRECIATION
property, plant and equipment
Property, plant and equipment at beginning of period	30,943	30,160
Depreciation	2,454	2,513
Dispositions, retirements and other	(1,084)	(1,791)
Net foreign exchange differences	5	61
Property, plant and equipment at end of period	32,318	30,943
ACCUMULATED DEPRECIATION | Owned assets
property, plant and equipment
Property, plant and equipment at beginning of period	29,314	28,884
Depreciation	1,884	1,981
Transfers	129	140
Dispositions, retirements and other	(959)	(1,730)
Net foreign exchange differences	(9)	39
Property, plant and equipment at end of period	30,359	29,314
ACCUMULATED DEPRECIATION | Owned assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period	25,519	25,254
Depreciation	1,546	1,611
Transfers	124	89
Dispositions, retirements and other	(777)	(1,440)
Net foreign exchange differences	(2)	5
Property, plant and equipment at end of period	26,410	25,519
ACCUMULATED DEPRECIATION | Owned assets | Buildings and leasehold improvements
property, plant and equipment
Property, plant and equipment at beginning of period	2,467	2,404
Depreciation	160	171
Transfers		23
Dispositions, retirements and other	(72)	(145)
Net foreign exchange differences	1	14
Property, plant and equipment at end of period	2,556	2,467
ACCUMULATED DEPRECIATION | Owned assets | Computer hardware and other
property, plant and equipment
Property, plant and equipment at beginning of period	1,328	1,226
Depreciation	177	199
Transfers	5	28
Dispositions, retirements and other	(110)	(145)
Net foreign exchange differences	(8)	20
Property, plant and equipment at end of period	1,392	1,328
ACCUMULATED DEPRECIATION | Owned assets | Investment property
property, plant and equipment
Depreciation	1
Property, plant and equipment at end of period	1
ACCUMULATED DEPRECIATION | Right-of-use lease assets
property, plant and equipment
Property, plant and equipment at beginning of period	1,629	1,276
Depreciation	570	532
Transfers	(129)	(140)
Dispositions, retirements and other	(125)	(61)
Net foreign exchange differences	14	22
Property, plant and equipment at end of period	1,959	1,629
ACCUMULATED DEPRECIATION | Right-of-use lease assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period	247	172
Depreciation	256	193
Transfers	(129)	(118)
Property, plant and equipment at end of period	374	247
ACCUMULATED DEPRECIATION | Right-of-use lease assets | Real estate
property, plant and equipment
Property, plant and equipment at beginning of period	1,329	1,056
Depreciation	292	319
Transfers		(22)
Dispositions, retirements and other	(70)	(46)
Net foreign exchange differences	14	22
Property, plant and equipment at end of period	1,565	1,329
ACCUMULATED DEPRECIATION | Right-of-use lease assets | Other
property, plant and equipment
Property, plant and equipment at beginning of period	53	48
Depreciation	22	20
Dispositions, retirements and other	(55)	(15)
Property, plant and equipment at end of period	$ 20	$ 53